DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives as of 31 December	$ (3.1)	$ (20.2)
Forward freight agreements
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives as of 31 December	0.4	(3.2)
Bunker swaps - fair value through profit and loss
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives as of 31 December	0.2	3.7
Bunker swaps - hedge accounting
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives as of 31 December	0.1	0.8
Forward exchange contracts (USD/DKK)
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives as of 31 December	(1.6)	2.0
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives as of 31 December	$ (2.2)	$ (23.5)